Victory Pioneer U.S. Government Money Market Fund Performance Management - Victory Pioneer U.S. Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	On April 1, 2025, the Fund commenced operations when it reorganized (the “Reorganization”) with and continued the operations of the Pioneer U.S. Government Money Market Fund (the “predecessor fund”). The Fund’s investment objectives, principal investment strategies, policies and restrictions are substantially similar to those of the predecessor fund. The Fund’s financial statements and historical investment performance reflect those of the predecessor fund and the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Returns for Class A Shares
Bar Chart Closing [Text Block]	For the period covered by the bar chart:During the periods shown in the chart:ReturnsQuarter endedHighest Quarter1.22%December 31, 2023Lowest Quarter0.00%September 30, 2021
Performance Table Heading	Average Annual Total Returns(For the Periods Ended December 31, 2025)
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021